Income Taxes - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred
Income tax provision	$ 0	$ 0	$ 0
DiamondHead Holdings Corp.
Current
Federal	983,430
Deferred
Federal	(74,706)	(254,139)
Valuation allowance	328,845	$ 254,139
Income tax provision	$ 983,430